Provision for de-characterization of dam structures and asset retirement obligations - Asset retirement obligations and environmental obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Other provisions	$ 4,580	$ 4,522
Asset retirement obligations and environmental obligations
Provisions.
Other provisions	4,580	4,522
Brazil | Asset retirement obligations and environmental obligations
Provisions.
Other provisions	$ 1,398	1,530
Discount rate	5.48%
Flow duration	$ 2,119
Canada | Asset retirement obligations and environmental obligations
Provisions.
Other provisions	$ 2,727	2,491
Discount rate	0.00%
Flow duration	$ 2,151
Oman | Asset retirement obligations and environmental obligations
Provisions.
Other provisions	$ 123	105
Discount rate	3.03%
Flow duration	$ 2,035
Indonesia | Asset retirement obligations and environmental obligations
Provisions.
Other provisions	$ 77	60
Discount rate	4.20%
Flow duration	$ 2,061
Other regions | Asset retirement obligations and environmental obligations
Provisions.
Other provisions	$ 255	$ 336
Other regions | Asset retirement obligations and environmental obligations | Minimum
Provisions.
Discount rate	0.00%
Other regions | Asset retirement obligations and environmental obligations | Maximum
Provisions.
Discount rate	7.79%